Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000094762
Account Value [Line Items]
Line Graph and Table Measure Name	Transwestern Institutional Short Duration Government Bond Fund
BB MBS/BB Short Treasury 50/50 Blend
Account Value [Line Items]
Account Value	$ 2,361,892	$ 2,234,613	$ 2,151,635	$ 2,130,167	$ 2,234,349	$ 2,237,737	$ 2,155,854	$ 2,066,124	$ 2,051,285	$ 2,046,847	$ 2,000,000
Bloomberg Short Treasury Index
Account Value [Line Items]
Account Value	2,437,411	2,325,748	2,206,076	2,134,073	2,137,307	2,134,920	2,094,028	2,043,279	2,017,173	2,007,470	2,000,000
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Account Value	$ 2,274,881	$ 2,135,674	$ 2,091,425	$ 2,123,705	$ 2,334,511	$ 2,344,283	$ 2,218,471	$ 2,088,650	$ 2,085,602	$ 2,086,848	$ 2,000,000